Other Current and Other Non-Current Assets (Details) - Schedule of Other Current and Other Non-Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Current and Other Non-Current Assets [Abstract]
Input VAT and other taxes receivable	$ 244,025	$ 219,232
Prepayments – office and warehouse rental	1,284,395	818,997
Prepayments - insurance	383,101	91,022
Prepayments - others	393,910	187,759
Uniforms	12,876	17,417
Prepayments – independent directors’ fee	77,700
Tools and supplies	120,355	143,760
Cash advances to employees	48,386	79,169
Interest receivable on bank deposits	69,051	108,215
Other current assets	2,633,799	1,665,571
Deposits	390,065	402,447
Other non-current assets	$ 390,065	$ 402,447